SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0